GOODWILL AND INTANGIBLE ASSETS WITH DEFINITE LIVES - Changes in the carrying value of goodwill (Details) - Vimeo Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Balance at January 1	$ 219,374	$ 77,152
Additions		142,222
Deductions	(37)
Balance at December 31	$ 219,337	$ 219,374